John Deere Owner Trust 2026			EXHIBIT 99.2
Statement to Certificateholders

$213,000,000 Class A-1 3.82300% Asset Backed Notes due March 15, 2027
$200,000,000 Class A-2A 3.85% Asset Backed Notes due December 15, 2028
$57,500,000 Class A-2B Floating Rate Asset Backed Notes due December 15, 2028
$257,500,000 Class A-3 3.87% Asset Backed Notes due August 15, 2030
$51,883,000 Class A-4 4.04% Asset Backed Notes due February 15, 2033
$19,998,215.57 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.64285%
Class A-2B interest rate:			3.98285%

Payment Date:			15-Jun-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$17,167,375.96
		per $1,000 original principal amount:	$80.60

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$17,167,375.96

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$403,816.94
		per $1,000 original principal amount:	$1.90

		(ii) Class A-2A Notes:	$641,666.67
		per $1,000 original principal amount:	$3.21

		(iii) Class A-2B Notes:	$197,206.39
		per $1,000 original principal amount:	$3.43

		(iv) Class A-3 Notes:	$830,437.50
		per $1,000 original principal amount:	$3.23

		(v) Class A-4 Notes:	$174,672.77
		per $1,000 original principal amount:	$3.37

		(vi) Total:	$2,247,800.27

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$727,125,963.59

	(b)	Note Value at end of related Collection Period:	$692,378,946.03

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,998,215.57

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$105,497,730.46
		(ii) A-1 Note Pool Factor:	0.4952945

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$200,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$57,500,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$257,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$51,883,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$622,439.75
		(i)	per $1,000 original principal amount:	$0.74
	(b)	Amount of Servicing Fee earned:		$622,439.75
	(c)	Amount of Servicing Fee paid:		$622,439.75
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,903,324.61

(11)	(i)	Amount in Reserve Account:		$7,998,812.16
	(ii)	Specified Reserve Account Balance:		$7,998,812.16

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,529,066.15
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.62%

(13)	(i)	Aggregate amount of net losses for the collection period:		$3,835.69
	(ii)	Cumulative amount of net losses:		$33,420.47
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$17,085.53
		(ii)	% of Pool Balance:	0.00%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%